Condensed Unaudited Consolidated Statements of Cash Flows - CAD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating activities
Loss for the year	$ (20,629,865)	$ (2,403,974)
Adjustments for:
Amortization	268,682	51,029
Stock-based compensation expense	1,999,992	790,234
Share-based payment expense	74,841	23,678
Interest on lease liability	35,455
Changes in fair value of derivative liability	14,066,610	(1,166,027)
Deferred income tax recovery	(42,756)
Changes in non-cash working capital items:
Receivables	69,092	(96,532)
Prepaid expenses	(1,888,106)	113,272
Inventory	(441,688)	(25,190)
Trade payables and accrued liabilities	(177,160)	452,546
Customer deposits and construction contract liabilities	26,024	(39,227)
Net cash flows used in operating activities	(6,638,879)	(2,300,191)
Investing activities
Restricted cash	891	(107,903)
Expenditures on plant and equipment	(175,799)	(1,175,903)
Proceeds from intangible assets	8,042
Net cash flows used in investing activities	(166,866)	(1,283,806)
Financing activities
Repayment of bank loan		(123,637)
Repayment of shareholder loans	(1,039)	(1,040)
Repayment of promissory note		(1,500,000)
Repayment of leases	(201,887)
Proceeds on issuance of common shares - net of issue costs	14,725,221	2,459,005
Proceeds from issuance of common shares for warrants exercised	4,050,133
Net cash flows from financing activities	18,572,428	834,328
Increase in cash and cash equivalents	11,766,683	(2,749,669)
Effect of exchange rate changes on cash	2,683
Cash and cash equivalents, beginning	18,926,933	8,610,996
Cash and cash equivalents, ending	$ 30,696,299	$ 5,861,327